Report of the directors financial review risk report	6 Months Ended
Jun. 30, 2024
Report Of The Directors Financial Review Risk Report [Abstract]
Report Of The Directors Financial Review Risk Report	Summary of credit risk
The following disclosure presents the gross carrying/nominal amount of financial instruments to which the impairment requirements in IFRS 9 are applied and the associated allowance for ECL.
The following tables analyse loans by industry sector and represent the concentration of exposures on which credit risk is managed. The allowance for ECL decreased from $12.0bn at 31 December 2023 to $11.1bn at 30 June 2024.

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
	At 30 Jun 2024		At 31 Dec 2023
	Gross carrying/ nominal amount	Allowance for ECL[1]	Gross carrying/ nominal amount	Allowance for ECL[1]
	$m	$m	$m	$m
Loans and advances to customers at amortised cost	948,767	(10,510)	949,609	(11,074)
Loans and advances to banks at amortised cost	102,070	(13)	112,917	(15)
Other financial assets measured at amortised cost	850,367	(158)	960,271	(422)
– cash and balances at central banks	277,112	—	285,868	—
– items in the course of collection from other banks	9,977	—	6,342	—
– Hong Kong Government certificates of indebtedness	43,026	—	42,024	—
– reverse repurchase agreements – non-trading	230,189	—	252,217	—
– financial investments	149,350	(12)	148,346	(20)
– assets held for sale[2]	3,907	(53)	103,186	(324)
– prepayments, accrued income and other assets[3]	136,806	(93)	122,288	(78)
Total gross carrying amount on-balance sheet	1,901,204	(10,681)	2,022,797	(11,511)
Loans and other credit-related commitments	638,635	(335)	661,015	(367)
Financial guarantees	16,343	(37)	17,009	(39)
Total nominal amount off-balance sheet[4]	654,978	(372)	678,024	(406)
	2,556,182	(11,053)	2,700,821	(11,917)

	Fair value	Memorandum allowance for ECL[5]	Fair value	Memorandum allowance for ECL[5]
	$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	318,238	(96)	302,348	(97)
1Total ECL is recognised in the loss allowance for the financial asset unless total ECL exceeds the gross carrying amount of the financial asset, in which case the
ECL is recognised as a provision.
2For further details on gross carrying amounts and allowances for ECL related to assets held for sale, see ‘Assets held for sale’ on page 68. At 30 June 2024, the gross carrying amount comprised $2,932m of loans and advances to customers and banks (31 December 2023: $84,075m) and $975m of other financial assets at amortised cost (31 December 2023: $19,111m). The corresponding allowance for ECL comprised $48m of loans and advances to customers and banks (31
December 2023: $303m) and $5m of other financial assets at amortised cost (31 December 2023: $21m). The significant reduction is due to the completion of the sales of our banking business in Canada in March 2024 and our retail banking operations in France in January 2024.
3Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’, as presented within the consolidated balance sheet on page 112, includes both financial and non-financial assets.
4Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
5Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in
‘Change for expected credit losses and other credit impairment charges’ in the income statement.
Assets held for sale
During the first half of 2024, we completed the sales of our banking business in Canada, our retail banking operations in France and our business in Russia.
At 30 June 2024, the most material balance held for sale came from our business in Argentina. Although there was a reclassification on the balance sheet, there was no separate income statement
reclassification. As a result, charges for changes in allowances for
ECL shown in the credit risk disclosures include charges relating to financial assets classified as ‘assets held for sale’.
‘Loans and other credit-related commitments’ and ‘financial
guarantees’, as reported in credit disclosures, also include exposures and allowances relating to financial assets classified as ‘assets held for sale’.

Loans and advances to customers and banks measured at amortised cost
	At 30 Jun 2024		At 31 Dec 2023
	Total gross loans and advances	Allowance for ECL	Total gross loans and advances	Allowance for ECL
	$m	$m	$m	$m
As reported	1,050,837	(10,523)	1,062,526	(11,089)
Reported in ‘Assets held for sale’	2,932	(48)	84,075	(303)
Total	1,053,769	(10,571)	1,146,601	(11,392)

At 30 June 2024, gross loans and advances of our business in
Argentina were $2,214m, and the related allowances for ECL were
$39m.
Lending balances held for sale continue to be measured at amortised cost less allowances for impairment and, therefore, such carrying amounts may differ from fair value.
These lending balances are part of associated disposal groups that are measured in their entirety at the lower of carrying amount and fair value less costs to sell. Any difference between the carrying amount of these assets and their sales price is part of the overall gain or loss on the associated disposal group sale as a whole.
For further details of the carrying amount and the fair value at 30 June
2024 of loans and advances to banks and customers classified as held for sale, see Note 15 on the interim condensed consolidated financial statements.

Gross loans and allowance for ECL on loans and advances to customers and banks reported in ‘Assets held for sale’
	Business in Argentina		Banking business in Canada		Retail banking operations in France		Other		Total
	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	1,598	(39)	—	—	—	—	703	(9)	2,301	(48)
– personal	558	(28)	—	—	—	—	304	(1)	862	(29)
– corporate and commercial	1,040	(11)	—	—	—	—	310	(8)	1,350	(19)
– non-bank financial institutions	—	—	—	—	—	—	89	—	89	—
Loans and advances to banks at amortised cost	616	—	—	—	—	—	15	—	631	—
At 30 Jun 2024	2,214	(39)	—	—	—	—	718	(9)	2,932	(48)

Loans and advances to customers at amortised cost	—	—	56,349	(220)	16,984	(82)	255	(1)	73,588	(303)
– personal	—	—	27,071	(95)	13,920	(79)	140	(1)	41,131	(175)
– corporate and commercial	—	—	27,789	(120)	3,012	(3)	—	—	30,801	(123)
– non-bank financial institutions	—	—	1,489	(5)	52	—	115	—	1,656	(5)
Loans and advances to banks at amortised cost	—	—	154	—	10,333	—	—	—	10,487	—
At 31 Dec 2023	—	—	56,503	(220)	27,317	(82)	255	(1)	84,075	(303)
Measurement uncertainty and sensitivity analysis of ECL estimates
The recognition and measurement of ECL involves the use of
significant judgement and estimation. We form multiple economic scenarios based on economic forecasts, apply these assumptions to credit risk models to estimate future credit losses, and probability-
weight the results to determine an unbiased ECL estimate.
Management assessed the current economic environment, reviewed the latest economic forecasts and discussed key risks before selecting the economic scenarios and their weightings.
The Central scenario is constructed to reflect the latest
macroeconomic expectations. Outer scenarios incorporate the
crystallisation of economic and geopolitical risks, including those relating to the outcome of recent and future elections, the Israel-
Hamas war and disruptions in the Red Sea.
Management judgemental adjustments are used where modelled
ECL does not fully reflect the identified risks and related uncertainty or to capture significant late-breaking events.
At 30 June 2024, there was an overall reduction in management judgemental adjustments compared with 31 December 2023, as
modelled outcomes better reflected the key risksMethodology
At 30 June 2024, four economic scenarios were used to capture the latest economic expectations and to articulate management’s view of the range of risks and potential outcomes. Each scenario is updated with the latest economic forecasts and distributional estimates each quarter.
Three scenarios, the Upside, Central and Downside, are drawn from external consensus forecasts, market data and distributional estimates of the entire range of economic outcomes. The fourth scenario, the
Downside 2, represents management’s view of severe downside risks.
The Central scenario is deemed the ‘most likely’ scenario, and usually attracts the largest probability weighting. It is created using consensus forecasts, which is the average of a panel of external forecasts.
The outer scenarios represent the tails of the distribution and are less likely to occur. The consensus Upside and Downside scenarios are created with reference to forecast probability distributions for select markets that capture economists’ views of the entire range of economic outcomes. In the later years of those scenarios, projections revert to long-term consensus trend expectations. Reversion to trend is done with reference to historically observed quarterly changes in the values of macroeconomic variables.
The fourth scenario, the Downside 2, represents management’s view of severe downside risks. It is a globally consistent, narrative-driven scenario that explores a more extreme economic outcome than those captured by the consensus scenarios. In this scenario, variables do not, by design, revert to long-term trend expectations and may instead explore alternative states of equilibrium, where economic variables move permanently away from past trends.
The consensus Downside and the consensus Upside scenarios are each calibrated to be consistent with a 10% probability. The Downside
2 is calibrated to a 5% probability. The Central scenario is assigned the remaining 75%. This weighting scheme is deemed appropriate for the unbiased estimation of ECL in most circumstances. However,
management may choose to depart from this probability-based
scenario weighting approach when the economic outlook and forecasts are determined to be particularly uncertain and risks are elevated.
In the second quarter of 2024, the assigned scenario weights were consistent with their calibrated probabilities, the same as in the fourth quarter of 2023. Economic forecasts for the Central scenario improved modestly, and the dispersion within consensus forecast panels remained low. Risks, including the increased policy uncertainty relating to the outcome of elections across key markets and elevated
geopolitical tensions, were deemed to be reflected in the Downside scenarios.
Scenarios produced to calculate ECL are aligned to HSBC’s top and emerging risks.
Description of economic scenarios
The economic assumptions presented in this section are formed by
HSBC with reference to external forecasts and estimates for the purpose of calculating ECL.
Forecasts may change and remain subject to uncertainty. Outer scenarios are designed to capture potential crystallisation of key economic and financial risks and alternative paths for economic variables.
In our key markets, GDP forecasts in the Central scenario have improved in the second quarter of 2024 compared with the fourth quarter of 2023, particularly in the US. At the same time, expectations for interest rate cuts have been scaled back. In the second quarter of
2024, risks to the economic outlook included a number of significant geopolitical issues and uncertainty relating to election outcomes.
Within our Downside scenarios, the economic consequences from the crystallisation of those risks were captured by higher commodity and goods prices, the re-acceleration of inflation, a rise in interest rates and global recession.
The scenarios used to calculate ECL are described below.
The consensus Central scenario
GDP growth is expected to slow in 2024 relative to the previous year in the US and Europe, as elevated interest rates continue to squeeze household finances and corporate margins. Inflation is expected to continue to decline, as wage growth and services inflation moderate.
Lower inflation and looser labour market conditions are expected to enable major central banks to embark on a gradual reduction in policy rates. Growth only recovers to its long-term expected trend in later years.
In mainland China and Hong Kong, GDP growth is also expected to be slower in 2024 relative to 2023 amid weaker private sector
confidence, falling property valuations and moderate global trade growth. Despite those headwinds, growth in mainland China is still expected to remain close to the official target as authorities have increased fiscal and monetary support to the economy. In Hong Kong, the continued recovery in the tourism and related sectors is expected to continue, while the recent suspension of property transaction taxes is expected to bring about a gradual recovery in the market towards the end of the year.
Global GDP is expected to grow by 2.5% in 2024 in the Central scenario and the average rate of global GDP growth is forecast to be
2.6% over the entire forecast period. This is below the average growth rate reported over the five-year period prior to the onset of the pandemic of 2.9%.
The key features of our Central scenario are:
–GDP growth rates in our main markets are expected to slow in 2024 relative to 2023. Across most of our key markets weaker growth is caused by high interest rates, which act to deter consumption and investment.
–In most markets, unemployment is expected to remain flat or rise moderately from current levels. The exceptions are Mexico, where unemployment is expected to rise more quickly back towards its long-term average, and France where structural reforms are
expected to enable unemployment to fall from current levels.
–Inflation is expected to fall as services inflation and wage growth moderates. It is anticipated that inflation converges towards central banks’ target rates in 2025. In mainland China, weak consumption and excess supply have caused inflation to drop
sharply but further policy support lifts demand and inflation rises over the scenario.
–Weak conditions in housing markets are expected to persist
through 2024 and 2025 in many of our main markets, including the
UK, Hong Kong and mainland China. Higher interest rates and, in many cases, declining prices are expected to depress activity. In the US, limited housing supply is expected to ensure that house prices rise strongly.
–Challenging conditions are also forecast to continue in the commercial property sector in a number of our key markets.
Structural changes to demand in the office segment in particular are driving lower valuations.
–Policy interest rates in key markets are forecast to have peaked and are projected to decline in 2024. In the longer term, they are expected to remain at a higher level than in the pre-pandemic period.
–The Brent crude oil price is forecast to average around $81 per barrel over the forecast period.
The Central scenario was created from consensus forecasts available in late May, and reviewed continually until the end of June 2024. In accordance with HSBC’s scenario framework, a probability weight of
75% has been assigned to the Central scenario across all major markets.
The following table describes key macroeconomic variables in the consensus Central scenario.

Consensus Central scenario 3Q24-2Q29 (as at 2Q24)
	UK	US	Hong Kong	Mainland China	France	UAE	Mexico
GDP (annual average growth rate, %)
2024	0.5	2.4	2.9	4.9	0.8	3.8	2.3
2025	1.2	1.7	2.8	4.4	1.3	4.1	1.9
2026	1.6	2.0	2.5	4.2	1.5	3.7	2.2
2027	1.7	2.0	2.5	3.9	1.4	3.6	2.2
2028	1.6	1.9	2.4	3.7	1.3	3.0	2.2
5-year average[1]	1.4	1.9	2.6	4.1	1.3	3.6	2.2
Unemployment rate (%)
2024	4.5	4.0	3.0	5.2	7.6	2.6	2.7
2025	4.7	4.1	3.0	5.1	7.5	2.6	3.2
2026	4.5	3.9	3.0	5.1	7.0	2.6	3.3
2027	4.5	3.9	3.0	5.0	6.9	2.6	3.3
2028	4.5	3.9	3.0	5.0	6.6	2.6	3.4
5-year average[1]	4.6	4.0	3.0	5.1	7.0	2.6	3.2
House prices (annual average growth rate, %)
2024	0.0	5.8	(8.7)	(5.7)	(3.7)	16.1	7.8
2025	1.2	3.9	0.8	(1.0)	2.7	6.9	4.2
2026	3.2	3.3	4.3	0.6	4.1	4.2	3.8
2027	3.4	3.7	2.4	1.9	4.3	2.8	3.8
2028	2.4	3.0	2.6	2.3	3.8	1.6	3.8
5-year average[1]	2.3	3.5	1.7	0.4	3.1	4.6	4.2
Inflation (annual average growth rate, %)
2024	2.6	3.2	2.1	0.8	2.5	2.5	4.3
2025	2.2	2.4	2.1	1.6	1.9	2.1	3.7
2026	2.1	2.3	2.2	1.9	1.8	2.2	3.5
2027	2.2	2.3	2.3	1.9	1.9	2.0	3.4
2028	2.1	2.2	2.3	1.9	1.9	1.9	3.4
5-year average[1]	2.2	2.4	2.2	1.8	1.9	2.1	3.5

Consensus Central scenario 3Q24-2Q29 (as at 2Q24) (continued)
	UK	US	Hong Kong	Mainland China	France	UAE	Mexico
Central bank policy rate (annual average, %)[2]
2024	5.2	5.3	5.7	3.4	3.8	5.3	10.8
2025	4.6	4.6	5.0	3.4	3.1	4.7	9.6
2026	4.0	4.1	4.4	3.6	2.7	4.1	8.7
2027	3.8	3.9	4.2	3.7	2.5	3.9	8.4
2028	3.6	3.8	4.1	3.9	2.5	3.8	8.3
5-year average[1]	4.0	4.2	4.5	3.7	2.8	4.2	8.9
1The five-year average is calculated over a projected period of 20 quarters from 3Q24 to 2Q29.
2For China, rate shown is the Loan Prime Rate.

Consensus Central scenario 2024–2028 (as at 4Q23)
	UK	US	Hong Kong	Mainland China	France	UAE	Mexico
GDP (annual average growth rate, %)
2024	0.3	1.0	2.6	4.5	0.8	3.7	1.9
2025	1.2	1.8	2.7	4.4	1.5	4.0	2.2
2026	1.7	2.1	2.6	4.3	1.6	3.8	2.3
2027	1.6	2.0	2.6	3.8	1.5	3.4	2.4
2028	1.6	2.0	2.6	3.9	1.5	3.4	2.4
5-year average[1]	1.3	1.8	2.6	4.2	1.4	3.6	2.2
Unemployment rate (%)
2024	4.7	4.3	3.0	5.2	7.5	2.6	2.9
2025	4.6	4.2	3.0	5.1	7.3	2.6	2.9
2026	4.3	4.0	3.2	5.1	7.0	2.6	2.9
2027	4.2	4.0	3.2	5.1	6.8	2.6	2.9
2028	4.2	4.0	3.2	5.1	6.8	2.6	2.9
5-year average[1]	4.4	4.1	3.1	5.1	7.1	2.6	2.9
House prices (annual average growth rate, %)
2024	(5.5)	2.9	(6.6)	(0.6)	(1.0)	12.6	6.5
2025	0.1	2.7	(0.7)	1.1	2.4	7.7	4.2
2026	3.5	3.1	2.6	2.6	4.0	4.4	4.2
2027	3.0	2.7	2.8	4.0	4.4	2.6	4.0
2028	3.0	2.1	3.0	4.5	4.0	2.3	4.0
5-year average[1]	0.8	2.7	0.2	2.3	2.8	5.9	4.6
Inflation (annual average growth rate, %)
2024	3.2	2.7	2.1	1.8	2.7	2.3	4.2
2025	2.2	2.2	2.1	2.0	1.8	2.2	3.6
2026	2.2	2.3	2.2	2.1	1.7	2.1	3.5
2027	2.3	2.2	2.4	2.0	1.9	2.1	3.5
2028	2.3	2.2	2.4	2.0	2.1	2.1	3.5
5-year average	2.4	2.3	2.2	2.0	2.0	2.1	3.7
Central bank policy rate (annual average, %)[2]
2024	5.0	5.0	5.4	3.2	3.6	5.1	10.4
2025	4.3	4.0	4.4	3.3	2.8	4.1	8.6
2026	3.9	3.7	4.1	3.5	2.6	3.7	7.9
2027	3.8	3.7	4.1	3.7	2.6	3.7	7.9
2028	3.7	3.8	4.1	3.9	2.7	3.8	8.1
5-year average[1]	4.1	4.1	4.4	3.5	2.9	4.1	8.6
1    The five-year average is calculated over a projected period of 20 quarters from 1Q24 to 4Q28.
2For China, rate shown is the Loan Prime Rate.
The graphs compare the respective Central scenario with current economic expectations beginning in the second quarter of 2024.
GDP growth: Comparison of Central scenarios

Hong Kong
Note: Real GDP shown as year-on-year percentage change.

UK
Note: Real GDP shown as year-on-year percentage change.

Mainland China
Note: Real GDP shown as year-on-year percentage change.

US
Note: Real GDP shown as year-on-year percentage change.
The consensus Upside scenario
Compared to the Central scenario, the consensus Upside scenario features stronger economic activity in the near term, before converging to the long-run trend expectations. It also incorporates a faster fall in the rate of inflation than incorporated in the Central scenario.
The scenario is consistent with a number of key upside risk themes.
These include a faster reduction in central bank policy interest rates, a de-escalation in geopolitical tensions as the Israel-Hamas and Russia-
Ukraine wars move towards conclusions, and an improvement in the
US-China relationship.
The following table describes key macroeconomic variables in the consensus Upside scenario.

Consensus Upside scenario (3Q24–2Q29)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-peak)[1]	11.5	(2Q29)	14.9	(2Q29)	20.8	(2Q29)	28.7	(2Q29)	9.2	(2Q29)	27.4	(2Q29)	17.3	(2Q29)
Unemployment rate (%, min)[2]	2.9	(2Q26)	3.1	(2Q26)	2.5	(1Q25)	4.8	(2Q26)	6.1	(2Q26)	2.1	(2Q26)	2.6	(1Q25)
House price index (%, start-to-peak)[1]	19.1	(2Q29)	27.7	(2Q29)	22.9	(2Q29)	8.1	(2Q29)	22.4	(2Q29)	26.8	(2Q29)	28.0	(2Q29)
Inflation rate (YoY % change, min)[3]	0.8	(2Q25)	1.1	(2Q25)	0.8	(2Q25)	0.2	(2Q25)	1.1	(2Q25)	1.4	(2Q25)	2.5	(2Q25)
Central bank policy rate (%, min)[2]	3.6	(4Q28)	3.8	(4Q28)	4.1	(4Q28)	3.3	(2Q25)	2.5	(3Q28)	3.8	(4Q28)	8.2	(3Q25)
1Cumulative change to the highest level of the series during the 20-quarter projection.
2Lowest projected unemployment or policy rate in the scenario. For China, the rate shown is the Loan Prime rate.
3Lowest projected year-on-year percentage change in inflation in the scenario.

Consensus Upside scenario 2024–2028 (as at 4Q23)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-peak)[1]	10.8	(4Q28)	14.3	(4Q28)	21.8	(4Q28)	30.4	(4Q28)	10.4	(4Q28)	30.7	(4Q28)	17.8	(4Q28)
Unemployment rate (%, min)[2]	3.1	(4Q24)	3.1	(2Q25)	2.4	(3Q24)	4.8	(4Q25)	6.2	(4Q25)	2.0	(4Q25)	2.4	(3Q24)
House price index (%, start-to-peak)[1]	13.0	(4Q28)	21.9	(4Q28)	17.9	(4Q28)	19.7	(4Q28)	19.6	(4Q28)	34.2	(4Q28)	30.6	(4Q28)
Inflation rate (YoY % change, min)[3]	1.3	(2Q25)	1.4	(1Q25)	0.3	(4Q24)	0.6	(3Q24)	1.5	(3Q24)	1.4	(1Q25)	2.7	(1Q25)
Central bank policy rate (%, min)[2]	3.7	(3Q28)	3.7	(2Q27)	4.1	(1Q27)	3.1	(3Q24)	2.6	(2Q26)	3.7	(1Q27)	7.8	(2Q25)
1Cumulative change to the highest level of the series during the 20-quarter projection.
2Lowest projected unemployment or policy rate in the scenario. For China, the rate shown is the Loan Prime rate.
3Lowest projected year-on-year percentage change in inflation in the scenario.
Downside scenarios
Downside scenarios explore the intensification and crystallisation of a number of key economic and financial risks. These include an escalation of geopolitical tensions, which disrupt key commodity and goods markets, causing inflation and interest rates to rise, and creating a global recession.
As the geopolitical environment remains volatile and complex, risks include:
–a broader and more prolonged conflict in the Middle East that undermines confidence, drives an increase in global energy costs and reduces trade and investment;
–continued differences between the US and China, which lead to increased trade frictions and higher inflation, due to an escalation in tariff actions and rising costs;
–a potential escalation in the Russia-Ukraine war, which expands beyond Ukraine’s borders, and further disrupts energy, fertiliser and food supplies; and
–election outcomes that deliver adverse policies that work to undermine global trade growth and international supply chains.
High inflation and higher interest rates also remain key risks given the pressure on household budgets and firms’ costs. A wage-price spiral, triggered by higher inflation and labour supply shortages, could put sustained upward pressure on wages and services prices, aggravating cost pressures and increasing the squeeze on household real incomes and corporate margins. In turn, it raises the risk of a more forceful policy response from central banks, a steeper trajectory for interest rates, significantly higher defaults and, ultimately, a deep economic recession.
The consensus Downside scenario
In the consensus Downside scenario, economic activity is weaker compared with the Central scenario. In this scenario, GDP declines, unemployment rates rise, and asset prices fall. The scenario features an escalation of geopolitical tensions, which causes a rise in inflation, as supply chain constraints intensify and energy prices rise. The scenario also features a temporary increase in interest rates above the Central scenario, before the effects of weaker consumption demand begin to dominate, and commodity prices and inflation fall again.
The following table describes key macroeconomic variables in the consensus Downside scenario.

Consensus Downside scenario (3Q24–2Q29)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(0.7)	(3Q26)	(1.2)	(1Q25)	(2.3)	(4Q24)	(2.3)	(4Q24)	(0.3)	(1Q25)	0.3	(3Q24)	(0.9)	(3Q25)
Unemployment rate (%, max)[2]	6.3	(3Q25)	5.1	(1Q25)	4.4	(2Q26)	6.6	(2Q26)	8.5	(1Q25)	3.4	(3Q25)	3.7	(4Q25)
House price index (%, start-to-trough)[1]	(5.9)	(4Q25)	(0.2)	(3Q24)	(5.2)	(2Q25)	(9.8)	(1Q26)	(0.5)	(4Q24)	(0.2)	(3Q24)	0.7	(3Q24)
Inflation rate (YoY % change, max)[3]	3.4	(2Q25)	3.8	(4Q24)	3.8	(2Q25)	3.1	(1Q25)	3.5	(1Q25)	2.6	(2Q25)	6.1	(2Q25)
Central bank policy rate (%, max)[2]	5.6	(3Q24)	5.8	(3Q24)	6.2	(3Q24)	3.5	(4Q24)	4.1	(1Q25)	5.9	(3Q24)	12.0	(1Q25)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2The highest projected unemployment or policy rate in the scenario. For China, the rate shown is the Loan Prime rate.
3The highest projected year-on-year percentage change in inflation in the scenario.

Consensus Downside scenario 2024–2028 (as at 4Q23)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(1.0)	(2Q25)	(1.4)	(3Q24)	(1.6)	(3Q25)	(1.5)	(1Q24)	(0.3)	(2Q24)	1.4	(1Q24)	(0.3)	(4Q24)
Unemployment rate (%, max)[2]	6.4	(1Q25)	5.6	(4Q24)	4.7	(4Q25)	6.9	(4Q25)	8.5	(4Q24)	3.7	(4Q25)	3.5	(4Q25)
House price index (%, start-to-trough)[1]	(12.0)	(2Q25)	(1.3)	(3Q24)	(9.6)	(4Q24)	(7.1)	(3Q25)	(1.2)	(3Q24)	0.3	(1Q24)	1.2	(1Q24)
Inflation rate (YoY % change, max)[3]	4.1	(1Q24)	3.5	(4Q24)	3.8	(3Q24)	3.5	(4Q24)	3.8	(2Q24)	3.0	(1Q24)	6.5	(4Q24)
Central bank policy rate (%, max)[2]	5.7	(1Q24)	5.6	(1Q24)	6.0	(1Q24)	3.2	(3Q24)	4.2	(1Q24)	5.7	(1Q24)	12.0	(3Q24)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2The highest projected unemployment or policy rate in the scenario. For China, the rate shown is the Loan Prime rate.
3The highest projected year-on-year percentage change in inflation in the scenario.
Downside 2 scenario
The Downside 2 scenario features a deep global recession and reflects management’s view of the tail of the economic distribution. It incorporates the crystallisation of a number of risks simultaneously, including a further escalation of geopolitical crises globally, which creates severe supply disruptions to goods and energy markets.
In the scenario, as inflation surges and central banks tighten monetary policy further, confidence evaporates. However, this impulse is assumed to prove short-lived, as recession takes hold, causing a sharp fall in demand, leading commodity prices to correct sharply and global price inflation to fall.
The following table describes key macroeconomic variables in the Downside 2 scenario.

Downside 2 scenario (3Q24–2Q29)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(8.8)	(4Q25)	(4.1)	(3Q25)	(8.0)	(3Q25)	(7.7)	(2Q25)	(7.4)	(3Q25)	(7.0)	(4Q25)	(8.7)	(1Q26)
Unemployment rate (%, max)[2]	8.4	(4Q25)	8.9	(1Q26)	6.4	(2Q25)	6.6	(4Q26)	10.2	(2Q26)	4.9	(1Q25)	5.4	(4Q25)
House price index (%, start-to-trough)[1]	(29.7)	(2Q26)	(15.6)	(2Q25)	(35.8)	(2Q27)	(28.1)	(3Q26)	(15.0)	(4Q26)	(14.0)	(4Q26)	0.7	(3Q24)
Inflation rate (YoY % change, max)[3]	10.2	(4Q24)	5.0	(4Q24)	4.3	(2Q25)	5.4	(1Q25)	8.6	(4Q24)	3.5	(2Q25)	6.5	(2Q25)
Central bank policy rate (%, max)[2]	5.9	(3Q24)	6.0	(3Q24)	6.4	(3Q24)	4.0	(1Q25)	5.0	(3Q24)	6.1	(3Q24)	12.4	(1Q25)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2 The highest projected unemployment or policy rate in the scenario. For China, the rate shown is the Loan Prime rate.
3 The highest projected year-on-year percentage change in inflation in the scenario.

Downside 2 scenario 2024–2028 (as at 4Q23)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(8.8)	(2Q25)	(4.6)	(1Q25)	(8.2)	(1Q25)	(6.4)	(1Q25)	(6.6)	(1Q25)	(4.9)	(2Q25)	(8.1)	(2Q25)
Unemployment rate (%, max)[2]	8.4	(2Q25)	9.3	(2Q25)	6.4	(4Q24)	7.0	(4Q25)	10.2	(4Q25)	4.3	(3Q24)	4.9	(2Q25)
House price index (%, start-to-trough)[1]	(30.2)	(4Q25)	(14.7)	(4Q24)	(32.8)	(3Q26)	(25.5)	(4Q25)	(14.5)	(2Q26)	(2.9)	(4Q25)	1.2	(1Q24)
Inflation rate (YoY % change, max)[3]	10.1	(2Q24)	4.8	(2Q24)	4.1	(3Q24)	4.1	(4Q24)	8.6	(2Q24)	3.5	(2Q24)	7.0	(4Q24)
Central bank policy rate (%, max)[2]	6.0	(1Q24)	6.1	(1Q24)	6.4	(1Q24)	4.1	(3Q24)	5.2	(1Q24)	6.1	(1Q24)	12.7	(3Q24)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2The highest projected unemployment or policy rate in the scenario. For China, the rate shown is the Loan Prime rate.
3 The highest projected year-on-year percentage change in inflation in the scenario.
Scenario weightings
In reviewing the economic environment, the level of risk and uncertainty, management has considered both global and country-
specific factors.
In the second quarter of 2024, key considerations around uncertainty attached to the Central scenario projections focused on:
–the announcements of elections in the UK and France, as well as the forthcoming election in the US. Potential policy uncertainty arising from these elections was a major discussion point;
–the lagged impact of elevated interest rates on household finances and businesses, and the implications of volatility in monetary policy expectations on growth and employment;
–estimation and forecast uncertainty for UK unemployment given ongoing methodology updates at the UK Office for National
Statistics;
–the outlook for real estate in our key markets, particularly in the
US, UK, Hong Kong and mainland China; and
–geopolitical risks, including tensions in the Middle East and the
Russia-Ukraine war.
Although these risk factors remain significant, management assessed that they were adequately reflected in the scenarios at their calibrated probabilities.
It was noted that economic forecasts had improved modestly and dispersion of forecasts around the consensus have either remained stable, or have moved lower. Similarly, financial market measures of volatility also remained very low through the second quarter of 2024.
This has led management to assign scenario probabilities that are aligned to the standard scenario probability calibration framework.
This entailed assigning a 75% probability weighting to the Central scenario in our major markets. The consensus Upside scenario was assigned a 10% weighting, and the consensus Downside scenario was given 10%. The Downside 2 was assigned a 5% weighting.
In support of the decision, it was noted that policymakers in mainland
China are expected to implement additional stimulus measures to support the economy, which would reduce the uncertainty attached to current forecasts. Hong Kong faces a similar backdrop, where targeted policy support is expected to ensure a steady pace of economic growth.
In respect of the discussion around elections, management concluded that the UK Central scenario already incorporated information around the future government and its policies. The subsequent election outcome result has not changed any scenario assumptions. By
contrast, election outcomes in France and the US were considered less certain and forecasts assume policy continuity in the respective
Central scenarios as a result. Outer scenarios were assessed to adequately reflect the current downside risks.
For the UAE, it was observed that geopolitical risks have remained high since the outbreak of the Israel-Hamas war; that economic and market impacts have been limited; that oil production remains unaffected; and that escalation risks appear contained.
Management concluded that consensus expectations for Mexico
were consistent with its view of the economic outlook, while assessments of uncertainty were also aligned to historical averages.
The following table describes the probabilities assigned in each scenario.

Scenario weightings, %
	Standard weights	UK	US	Hong Kong	Mainland China	France	UAE	Mexico
2Q24
Upside	10	10	10	10	10	10	10	10
Central	75	75	75	75	75	75	75	75
Downside	10	10	10	10	10	10	10	10
Downside 2	5	5	5	5	5	5	5	5

4Q23
Upside	10	10	10	10	10	10	10	10
Central	75	75	75	75	75	75	75	75
Downside	10	10	10	10	10	10	10	10
Downside 2	5	5	5	5	5	5	5	5
At 30 June 2024, the consensus Upside and Central scenarios for our main markets had a combined weighting of 85%, the same as at
31 December 2023.
The following graphs show the historical and forecasted GDP growth rate for the various economic scenarios in our four largest markets.

Hong Kong
Note: Real GDP shown as year-on-year percentage change.

UK
Note: Real GDP shown as year-on-year percentage change.

Mainland China
Note: Real GDP shown as year-on-year percentage change.

US
Note: Real GDP shown as year-on-year percentage change.
Critical estimates and judgements
The calculation of ECL under IFRS 9 involved significant judgements, assumptions and estimates at 30 June 2024. These included:
–the selection and configuration of economic scenarios, given the constant change in economic conditions and distribution of
economic risks; and
–estimating the economic effects of those scenarios on ECL, where similar observable historical conditions cannot be captured by the credit risk modelsHow economic scenarios are reflected in ECL calculations
The methodologies for the application of forward economic guidance into the calculation of ECL for wholesale and retail portfolios are set out on page 162 of the Annual Report and Accounts 2023. Models are used to reflect economic scenarios in ECL estimates. These models are based largely on historical observations and correlations with default.
Economic forecasts and ECL model responses to these forecasts are subject to a degree of uncertainty. The models continue to be supplemented by management judgemental adjustments where
required.
Management judgemental adjustments
In the context of IFRS 9, management judgemental adjustments are typically short-term increases or decreases to the modelled allowance for ECL at either a customer, segment or portfolio level where management believes allowances do not sufficiently reflect the credit risk/expected credit losses at the reporting date. These can relate to risks or uncertainties that are not reflected in the models and/or to any late-breaking events with significant uncertainty, subject to management review and challenge.
This includes refining model inputs/outputs using adjustments to ECL based on management judgement and quantitative analysis for
impacts that are difficult to model.
The effects of management judgemental adjustments are considered for both balances and allowance for ECL when determining whether or not a significant increase in credit risk has occurred and is allocated to a stage where appropriate. This is in accordance with the internal adjustments framework.
Management judgemental adjustments are reviewed under the
governance process for IFRS 9 (as detailed in the section ‘Credit risk management’ on page 147 of the Annual Report and Accounts 2023).
Review and challenge focuses on the rationale and quantum of the adjustments with a further review carried out by the second line of defence where significant. For some management judgemental
adjustments, internal frameworks establish the conditions under which these adjustments should no longer be required and as such are considered as part of the governance process. This internal governance process allows management judgemental adjustments to be reviewed regularly and, where possible, to reduce the reliance on these through model recalibration or redevelopment, as appropriate.
The drivers of management judgemental adjustments continue to evolve with the economic environment and as new risks emerge.
In addition to management judgemental adjustments there are also
‘Other adjustments’, which are made to address process limitations, data/model deficiencies and can also include where appropriate, the impact of new models where governance has sufficiently progressed to allow an accurate estimate of ECL allowance to be incorporated into the total reported ECL.
‘Management judgemental adjustments’ and ‘Other adjustments’
constitute the total value of adjustments to modelled allowance for
ECL. For the wholesale portfolio, defaulted exposures are assessed individually and management judgemental adjustments are made only to the performing portfolio.
At 30 June 2024, there was a $0.4bn reduction in management
judgemental adjustments compared with 31 December 2023.
Management judgemental adjustments made in estimating the reported ECL at 30 June 2024 are set out in the following table.

Management judgemental adjustments to ECL at 30 June 2024[1]
	Retail	Wholesale[3]	Total
	$bn	$bn	$bn
Modelled ECL (A)[4]	2.7	2.1	4.8
Banks, sovereigns, government entities and low-risk counterparties		0.0	0.0
Corporate lending adjustments		0.2	0.2
Other credit judgements	0.1		0.1
Total management judgemental adjustments (B)[5]	0.1	0.2	0.3
Other adjustments (C)[6]	(0.2)	(0.1)	(0.3)
Final ECL (A + B + C)[7]	2.6	2.2	4.8

Management judgemental adjustments to ECL at 31 December 2023[1,2]
	Retail	Wholesale[3]	Total
	$bn	$bn	$bn
Modelled ECL (A)[4]	2.6	2.4	5.0
Banks, sovereigns, government entities and low-risk counterparties		0.0	0.0
Corporate lending adjustments		0.1	0.1
Inflation-related adjustments	0.1		0.1
Other credit judgements	0.5		0.5
Total management judgemental adjustments (B)[5]	0.6	0.1	0.7
Other adjustments (C)[6]	0.0	0.0	0.0
Final ECL (A + B + C)[7]	3.2	2.5	5.7
1Management judgemental adjustments presented in the table reflect increases or (decreases) in allowance for ECL, respectively.
231 December 2023 includes the Canada banking business and retail banking operations in France.
3The wholesale portfolio corresponds to adjustments to the performing portfolio (stage 1 and stage 2).
4(A) refers to probability-weighted allowance for ECL before any adjustments are applied.
5    (B) refers to adjustments that are applied where management believes allowance for ECL does not sufficiently reflect the credit risk/expected credit losses of any given portfolio at the reporting date. These can relate to risks or uncertainties that are not reflected in the model and/or to any late-breaking events.
6    (C) refers to adjustments to allowance for ECL made to address process limitations, data/model deficiencies, can also include where appropriate, the impact of new models where governance has sufficiently progressed to allow an accurate estimate of ECL allowance to be incorporated into the total reported ECL.
7    As presented within our internal credit risk governance (see page 147 of the Annual Report and Accounts 2023).
In the wholesale portfolio, management judgemental adjustments were an increase to modelled allowance for ECL of $0.2bn
(31 December 2023: $0.1bn increase), mostly to reflect heightened uncertainty in specific sectors and geographies, including adjustments to exposures to the real estate sectors in the US, Hong Kong, the UK, mainland China and the UAE. Compared with 31 December 2023,
management judgemental adjustments increased by $0.1bn at 30
June 2024 due to adjustments applied to high-risk sectors and customers.
In the retail portfolio, management judgemental adjustments were an increase to modelled allowance for ECL of $0.1bn at 30 June 2024
(31 December 2023: $0.6bn increase).
Management judgemental adjustments in relation to other credit judgements increased allowance for ECL by $0.1bn (31 December
2023: $0.5bn). There was a significant reduction in the amount of adjustments from 31 December 2023 as performance remained
resilient and in the UK there was less uncertainty in relation to the potential delayed impact of economic scenarios on unsecured
portfolio defaults.
Economic scenarios sensitivity analysis of
ECL estimates
Management considered the sensitivity of the ECL outcome against the economic forecasts as part of the ECL governance process by recalculating the allowance for ECL under each scenario described above for selected portfolios, applying a 100% weighting to each scenario in turn. The weighting is reflected in both the determination of a significant increase in credit risk and the measurement of the resulting allowances.
The allowance for ECL calculated for the Upside and Downside scenarios should not be taken to represent the upper and lower limits of possible ECL outcomes. The impact of defaults that might occur in the future under different economic scenarios is captured by recalculating allowances for loans at the balance sheet date.
There is a particularly high degree of estimation uncertainty in numbers representing tail risk scenarios when assigned a 100%
weighting.
For wholesale credit risk exposures, the sensitivity analysis excludes allowance for ECL and financial instruments related to defaulted
(stage 3) obligors. Loans to defaulted obligors are a small portion of the overall wholesale lending exposure, even if representing the majority of the allowance for ECL. The measurement of stage 3 ECL is relatively more sensitive to credit factors specific to the obligor than future economic scenarios, and therefore the effects of
macroeconomic factors are not necessarily the key consideration when performing individual assessments of allowances for obligors in default. Due to the range and specificity of the credit factors to which the ECL is sensitive, it is not possible to provide a meaningful alternative sensitivity analysis for a consistent set of risks across all defaulted obligors.
For retail mortgage exposures the sensitivity analysis includes allowance for ECL for defaulted obligors of loans and advances. This is because the retail ECL for secured mortgage portfolios, including loans in all stages, is sensitive to macroeconomic variables.
Wholesale and retail sensitivity
The wholesale and retail sensitivity tables present the 100%-
weighted results. These exclude portfolios held by the insurance business, private banking and small portfolios, and as such cannot be directly compared with personal and wholesale lending presented in other credit risk tables. In both the wholesale and retail analysis, the comparative period results for Downside 2 scenarios are also not directly comparable with the current period, because they reflect different risks relative to the consensus scenarios for the period end.
The wholesale and retail sensitivity analysis is stated inclusive of management judgemental adjustments, as appropriate to each
scenario.
For both retail and wholesale portfolios, the gross carrying amount of financial instruments is the same under each scenario. For exposures with similar risk profile and product characteristics, the sensitivity impact is therefore largely the result of changes in macroeconomic assumptions.
Wholesale analysis

IFRS 9 ECL sensitivity to future economic conditions[1,2,3]
By geography at 30 Jun 2024[5]	Reported Gross carrying amount[4]	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL
	$m	$m	$m	$m	$m	$m
UK	422,340	803	738	591	989	2,455
US	200,895	202	186	187	241	455
Hong Kong	428,358	543	506	373	741	1,199
Mainland China	129,488	179	146	90	314	791
Mexico	35,659	55	51	41	67	229
UAE	56,876	54	52	45	61	104
France	170,093	102	100	88	116	150
Other geographies[6]	451,769	269	242	190	378	875
Total	1,895,479	2,206	2,020	1,604	2,907	6,257
of which:
Stage 1	1,759,826	743	682	535	870	868
Stage 2	135,653	1,463	1,337	1,069	2,037	5,389

By geography at 31 Dec 2023[5]
UK	426,427	820	754	599	1,041	2,487
US	191,104	215	199	189	268	441
Hong Kong	447,480	609	566	433	807	1,393
Mainland China	129,945	258	217	142	414	945
Canada[7]	84,092	89	75	56	107	487
Mexico	30,159	60	56	46	73	226
UAE	52,074	32	32	30	34	40
France	178,827	98	102	90	124	141
Other geographies[6]	450,271	325	298	245	410	882
Total	1,990,378	2,507	2,301	1,829	3,278	7,043
of which:
Stage 1	1,820,843	754	702	553	860	854
Stage 2	169,535	1,753	1,599	1,276	2,418	6,189
1Allowance for ECL sensitivity includes off-balance sheet financial instruments. These are subject to significant measurement uncertainty.
2Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
3Excludes defaulted obligors. For a detailed breakdown of performing and non-performing wholesale portfolio exposures, see page 87.
4Staging refers only to probability-weighted/reported gross carrying amount. Stage allocation of gross exposures varies by scenario, with higher allocation to stage
2 under the Downside 2 scenario.
5Geographies include all legal entities which share a common set of macroeconomic scenarios for the majority of exposures.
6Includes small portfolios that use less complex modelling approaches and are not sensitive to macroeconomic changes.
7Classified as held for sale at 31 December 2023.
At 30 June 2024, the highest level of 100% scenario-weighted ECL was observed in the UK and Hong Kong. This higher ECL impact was largely driven by significant exposure in these regions. In the wholesale portfolio, off-balance sheet financial instruments have a lower likelihood to be fully converted to a funded exposure at the point of default, and consequently the ECL sensitivity impact is lower in relation to its nominal amount when compared with an on-balance sheet exposure with similar risk profile.
Compared with 31 December 2023, the Downside 2 ECL impact
reduced by $0.8bn mostly due to sale of the Canada business, decrease of exposures in the performing portfolio in Hong Kong and slower deterioration of the macroeconomic conditions under this scenario, which led to a reduction of ECL impact in some markets such as mainland China.
Retail analysis

IFRS 9 ECL sensitivity to future economic conditions[1]
By geography at 30 Jun 2024	Reported gross carrying amount	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL
	$m	$m	$m	$m	$m	$m
UK
Mortgages	161,684	162	152	146	169	320
Credit cards	7,448	253	249	210	266	403
Other	8,023	235	232	199	260	315
Mexico
Mortgages	8,315	178	168	138	206	358
Credit cards	2,271	318	314	312	319	400
Other	4,148	443	438	428	453	550
Hong Kong
Mortgages	105,741	2	2	1	2	8
Credit cards	9,169	260	204	183	318	1,096
Other	6,442	110	94	86	116	425
UAE
Mortgages	1,879	16	16	16	16	17
Credit cards	476	26	25	25	26	35
Other	681	20	19	19	20	29
US
Mortgages	15,367	7	7	7	8	14
Credit cards	193	15	15	14	16	16
Other geographies
Mortgages	53,273	155	151	145	161	219
Credit cards	3,618	164	158	144	187	277
Other	2,384	75	73	70	78	111
Total	391,113	2,439	2,319	2,143	2,622	4,592
of which: mortgages
Stage 1	304,217	78	67	51	104	283
Stage 2	39,815	175	165	144	187	343
Stage 3	2,229	267	265	259	272	309
of which: credit cards
Stage 1	18,913	248	233	201	290	630
Stage 2	3,962	597	540	495	649	1,400
Stage 3	300	190	190	190	193	196
of which: others
Stage 1	18,192	223	211	188	246	499
Stage 2	2,875	356	344	310	377	624
Stage 3	611	304	304	304	305	306

IFRS 9 ECL sensitivity to future economic conditions[1,2] (continued)
By geography at 31 Dec 2023	Reported gross carrying amount	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL
	$m	$m	$m	$m	$m	$m
UK
Mortgages	161,127	189	180	172	201	334
Credit cards	7,582	344	340	302	353	486
Other	8,183	341	333	273	383	515
Mexico
Mortgages	8,666	188	180	150	235	363
Credit cards	2,445	295	286	206	376	489
Other	4,529	513	503	426	600	731
Hong Kong
Mortgages	106,136	2	2	1	3	5
Credit cards	9,128	287	239	214	395	887
Other	6,269	109	100	88	124	256
UAE
Mortgages	2,001	25	25	25	25	25
Credit cards	471	24	24	22	25	32
Other	721	20	20	19	21	28
France
Mortgages	20,589	50	50	50	51	51
Other	1,328	44	44	43	45	48
US
Mortgages	14,385	8	4	3	4	10
Credit cards	204	15	15	10	15	16
Canada
Mortgages	25,464	67	65	64	70	99
Credit cards	338	13	13	12	16	15
Other	1,368	13	13	12	14	33
Other geographies
Mortgages	55,368	152	149	144	158	198
Credit cards	3,655	173	166	151	202	291
Other	2,416	91	86	83	95	137
Total	442,373	2,962	2,835	2,471	3,411	5,049
of which: mortgages
Stage 1	347,874	101	92	77	145	303
Stage 2	43,451	264	249	225	280	429
Stage 3	2,412	316	314	307	322	352
of which: credit cards
Stage 1	18,557	249	232	180	329	604
Stage 2	4,953	707	657	546	859	1,415
Stage 3	312	193	193	192	194	197
of which: others
Stage 1	19,551	218	205	151	272	501
Stage 2	4,542	540	519	423	636	868
Stage 3	722	373	373	370	375	379
1Allowance for ECL sensitivities exclude portfolios utilising less complex modelling approaches.
231 December 2023 includes the Canada banking business and the retained France retail banking operations.
At 30 June 2024, the most significant level of allowance for ECL sensitivity was observed in the UK, Mexico and Hong Kong.
Mortgages reflected the lowest level of allowance for ECL sensitivity across most markets given the significant levels of collateral relative to the exposure values. Hong Kong mortgages had low levels of ECL allowance due to the credit quality of the portfolio. Credit cards and other unsecured lending across stages 1 and 2 are more sensitive to economic forecasts and therefore reflected the highest level of allowance for ECL sensitivity during 2024.
There was reduction in the total sensitivity for ECL allowance in all scenarios compared with 31 December 2023 due to model updates and scenario evolution.
There is limited sensitivity in credit cards and other unsecured lending in stage 3 as levels of loss on defaulted exposures remain materially consistent through various economic conditions. The alternative downside is from the tail of the economic distribution where allowance for ECL is more sensitive based on historical experience.
The reported gross carrying amount by stage is representative of the weighted scenario allowance for ECL. The allowance for ECL
sensitivity to the other scenarios includes changes in allowance for
ECL due to the levels of loss and the migration of additional lending balances in or out of stage 2.
Group ECL sensitivity results
The ECL impact of the scenarios and management judgemental
adjustments are highly sensitive to movements in economic
forecasts. Based upon the sensitivity tables presented above, if the
Group ECL balance (excluding wholesale stage 3, which is assessed individually) was estimated solely on the basis of the Central scenario,
Upside scenario, Downside 1 scenario or the Downside 2 scenario at
30 June 2024, it would increase/(decrease) as presented in the below table.

	Retail[1]	Wholesale[1]
Total Group ECL at 30 Jun 2024	$bn	$bn
Reported ECL	2.4	2.2
Scenarios
100% consensus Central scenario	(0.1)	(0.2)
100% consensus Upside scenario	(0.3)	(0.6)
100% consensus Downside scenario	0.2	0.7
100% Downside 2 scenario	2.2	4.1

Total Group ECL at 31 Dec 2023
Reported ECL	3.0	2.5
Scenarios
100% consensus Central scenario	(0.1)	(0.2)
100% consensus Upside scenario	(0.5)	(0.7)
100% consensus Downside scenario	0.4	0.8
100% Downside 2 scenario	2.1	4.5
1On the same basis as retail and wholesale sensitivity analysis.
At 30 June 2024, the Group allowance for ECL decreased in the retail portfolio by $0.6bn and decreased by $0.3bn in the wholesale portfolio, compared with 31 December 2023. There was reduction in
ECL sensitivity across all scenarios as a result of the sale of our
Canada banking business and sale of our retail banking operations in
France during the first half of 2024.
The decrease in the Downside 2 scenario sensitivity within the wholesale portfolio since 31 December 2023 was also driven by a decrease of exposures in the performing portfolio in Hong Kong and a slower deterioration of macroeconomic conditions in some markets, such as mainland China. There was a modest increase in the
Downside 2 scenario sensitivity within the retail portfolio since
31 December 2023, driven by deterioration of house prices in Hong
Kong and offset by model updates in a number of markets.
Reconciliation of changes in gross
carrying/nominal amount and
allowances for loans and advances to
banks and customers
The following disclosure provides a reconciliation by stage of the
Group’s gross carrying/nominal amount and allowances for loans and advances to banks and customers, including loan commitments and financial guarantees. Movements are calculated on a quarterly basis and therefore fully capture stage movements between quarters. If movements were calculated on a year-to-date basis they would only reflect the opening and closing position of the financial instrument.
The transfers of financial instruments represent the impact of stage transfers upon the gross carrying/nominal amount and associated allowance for ECL.
The net remeasurement of ECL arising from stage transfers
represents the increase or decrease due to these transfers, for example, moving from a 12-month (stage 1) to a lifetime (stage 2)
ECL measurement basis. Net remeasurement excludes the
underlying customer risk rating (‘CRR’)/probability of default (‘PD’)
movements of the financial instruments transferring stage. This is captured, along with other credit quality movements in the ‘changes in risk parameters – credit quality’ line item.
Changes in ‘Net new and further lending/repayments’ represents the impact from volume movements within the Group’s lending portfolio and includes ‘New financial assets originated or purchased’, ‘assets derecognised (including final repayments)’ and ‘changes to risk parameters – further lending/repayment’.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees

	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2024	1,496,805	(1,300)	153,084	(3,102)	20,799	(7,063)	85	(30)	1,670,773	(11,495)
Transfers of financial instruments:	(11,716)	(774)	4,004	1,428	7,712	(654)	—	—	—	—
– transfers from stage 1 to stage 2	(62,466)	226	62,466	(226)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	51,401	(977)	(51,401)	977	—	—	—	—	—	—
– transfers to stage 3	(984)	5	(7,705)	806	8,689	(811)	—	—	—	—
– transfers from stage 3	333	(28)	644	(129)	(977)	157	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	647	—	(552)	—	(127)	—	—	—	(32)
Net new and further lending/ repayments	44,715	(64)	(16,213)	289	(2,949)	587	—	(2)	25,553	810
Changes to risk parameters – credit quality	—	150	—	(685)	—	(1,197)	—	(3)	—	(1,735)
Changes to models used for ECL calculation	—	16	—	(3)	—	22	—	—	—	35
Assets written off	—	—	—	—	(1,549)	1,549	—	—	(1,549)	1,549
Foreign exchange and others[1,2]	(57,198)	48	(5,251)	89	(97)	(164)	—	—	(62,546)	(27)
At 30 Jun 2024	1,472,606	(1,277)	135,624	(2,536)	23,916	(7,047)	85	(35)	1,632,231	(10,895)
ECL income statement change for the period		749		(951)		(715)		(5)		(922)
Recoveries										126
Others										(86)
Total ECL income statement change for the period										(882)

	At 30 Jun 2024		6 months ended 30 Jun 2024
	Gross carrying/ nominal amount	Allowance for ECL	ECL release/ (charge)
	$m	$m	$m
As above	1,632,231	(10,895)	(882)
Other financial assets measured at amortised cost	850,367	(158)	(77)
Non-trading reverse purchase agreement commitments	73,584	—	—
Performance and other guarantees not considered for IFRS 9	—	—	(94)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/ Summary consolidated income statement	2,556,182	(11,053)	(1,053)
Debt instruments measured at FVOCI	318,238	(96)	(13)
Total allowance for ECL/total income statement ECL change for the period	n/a	(11,149)	(1,066)
1Total includes $2.5bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale, and corresponding allowance for ECL of $42m, reflecting business disposals as disclosed on page 68.
2    Total includes $35.3bn of nominal amount and $21m of corresponding allowance for ECL related to derecognition of loan commitments and financial guarantees following the sale of our banking business in Canada during 1H24.
As shown in the previous table, the allowance for ECL for loans and advances to customers and banks and relevant loan commitments and financial guarantees decreased by $600m during the period, from
$11,495m at 31 December 2023 to $10,895m at 30 June 2024.
This decrease was driven by:
–$1,549m of assets written off, $780m of which in relation to
Wholesale and $769m in relation to Personal;
–$810m relating to volume movements, which included the ECL
allowance associated with new originations, assets derecognised and further pending repayment; and
–$35m relating to changes to models used for ECL calculation.
These were partly offset by:
–$1,735m relating to underlying credit quality changes, including the credit quality impact of financial instruments transferring between stages;
–$32m relating to the net remeasurement impact of stage
transfers; and
–foreign exchange and other movements of $27m.
The ECL charge for the period of $922m presented in the previous table consisted of $1,735m relating to underlying credit quality changes, including the credit quality impact of financial instruments transferring between stages, and $32m relating to the net
remeasurement impact of stage transfers. These were partly offset by $810m relating to underlying net book volume and $35m relating to changes to models used for ECL calculation.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (continued)

	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	1,433,643	(1,257)	177,223	(3,710)	21,207	(6,949)	129	(38)	1,632,202	(11,954)
Transfers of financial instruments:	(18,948)	(1,048)	10,286	2,228	8,662	(1,180)	—	—	—	—
– transfers from stage 1 to stage 2	(150,728)	442	150,728	(442)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	133,079	(1,467)	(133,079)	1,467	—	—	—	—	—	—
– transfers to stage 3	(1,986)	23	(8,600)	1,379	10,586	(1,402)	—	—	—	—
– transfers from stage 3	687	(46)	1,237	(176)	(1,924)	222	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	917	—	(973)	—	(124)	—	—	—	(180)
Net new and further lending/repayments	77,693	(185)	(36,795)	661	(4,956)	1,117	(36)	3	35,906	1,596
Changes to risk parameters – credit quality		307		(1,262)		(3,896)		21		(4,830)
Changes to models used for ECL calculation	—	(22)	—	46	—	7	—	—	—	31
Assets written off	—	—	—	—	(3,922)	3,922	—	—	(3,922)	3,922
Credit-related modifications that resulted in derecognition	—	—	—	—	(119)	95	—	—	(119)	95
Foreign exchange and others[1]	4,417	(12)	2,370	(92)	(73)	(55)	(8)	(16)	6,706	(175)
At 31 Dec 2023	1,496,805	(1,300)	153,084	(3,102)	20,799	(7,063)	85	(30)	1,670,773	(11,495)
ECL income statement change for the period	—	1,017	—	(1,528)	—	(2,896)	—	24	—	(3,383)
Recoveries	—	—	—	—	—	—	—	—	—	268
Other	—	—	—	—	—	—	—	—	—	(195)
Total ECL income statement change for the period[2]	—	—	—	—	—	—	—	—	—	(3,310)

	At 31 Dec 2023		12 months ended 31 Dec 2023
	Gross carrying/ nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,670,773	(11,495)	(3,310)
Other financial assets measured at amortised cost	960,271	(422)	(35)
Non-trading reverse purchase agreement commitments	69,777	—	—
Performance and other guarantees not considered for IFRS 9	—	—	(44)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/ Summary consolidated income statement	2,700,821	(11,917)	(3,389)
Debt instruments measured at FVOCI	302,348	(97)	(58)
Total allowance for ECL/total income statement ECL change for the period	n/a	(12,014)	(3,447)
1Total includes $7.7bn of gross carrying loans and advances, which were classified from assets held for sale, and a corresponding allowance for ECL of $70m, reflecting the planned sale of our retail banking operations in France no longer meeting the definition of held for sale. For further details, see ‘Assets held for sale’ on page 68.
2The 31 December 2023 total ECL income statement change of $3,310m is attributable to $1,342m for the six months ended 30 June 2023 and $1,968m to the six months ended 31 December 2023.
Credit quality of financial instruments
We assess the credit quality of all financial instruments that are subject to credit risk. The credit quality of financial instruments is a point-in-time assessment of PD, whereas stages 1 and 2 are
determined based on relative deterioration of credit quality since initial recognition. Accordingly, for non-credit-impaired financial instruments, there is no direct relationship between the credit quality assessment and stages 1 and 2, though typically the lower credit quality bands exhibit a higher proportion in stage 2.
The five credit quality classifications each encompass a range of granular internal credit rating grades assigned to wholesale and personal lending businesses and the external ratings attributed by external agencies to debt securities, as shown in the following table.
Personal lending credit quality is disclosed based on a 12-month point-
in-time PD adjusted for multiple economic scenarios. The credit quality classifications for wholesale lending are based on internal credit risk ratings.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation

	Gross carrying/nominal amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	509,871	197,438	197,634	21,080	22,744	948,767	(10,510)	938,257
– stage 1	487,521	172,944	154,028	3,450	—	817,943	(1,112)	816,831
– stage 2	22,350	24,494	43,606	17,630	—	108,080	(2,399)	105,681
– stage 3	—	—	—	—	22,662	22,662	(6,964)	15,698
– POCI	—	—	—	—	82	82	(35)	47
Loans and advances to banks at amortised cost	92,718	4,734	4,397	219	2	102,070	(13)	102,057
– stage 1	92,620	4,708	3,700	203	—	101,231	(9)	101,222
– stage 2	98	26	697	16	—	837	(2)	835
– stage 3	—	—	—	—	2	2	(2)	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	744,337	68,275	35,731	1,584	440	850,367	(158)	850,209
– stage 1	743,981	67,713	34,870	810	—	847,374	(96)	847,278
– stage 2	356	562	861	774	—	2,553	(26)	2,527
– stage 3	—	—	—	—	440	440	(36)	404
– POCI	—	—	—	—	—	—	—	—
Loans and other credit-related commitments	417,367	135,294	77,315	7,698	961	638,635	(335)	638,300
– stage 1	413,905	128,479	67,174	2,935	—	612,493	(149)	612,344
– stage 2	3,462	6,815	10,141	4,763	—	25,181	(123)	25,058
– stage 3	—	—	—	—	958	958	(63)	895
– POCI	—	—	—	—	3	3	—	3
Financial guarantees	7,501	3,785	4,147	616	294	16,343	(37)	16,306
– stage 1	7,481	3,637	3,282	123	—	14,523	(7)	14,516
– stage 2	20	148	865	493	—	1,526	(12)	1,514
– stage 3	—	—	—	—	294	294	(18)	276
– POCI	—	—	—	—	—	—	—	—
At 30 Jun 2024	1,771,794	409,526	319,224	31,197	24,441	2,556,182	(11,053)	2,545,129
Debt instruments at FVOCI[1]
– stage 1	303,803	12,674	7,418	—	—	323,895	(37)	323,858
– stage 2	48	—	469	2,053	—	2,570	(59)	2,511
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
At 30 Jun 2024	303,851	12,674	7,887	2,053	—	326,465	(96)	326,369
1For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (continued)

	Gross carrying/notional amount
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total	Allowance for ECL	Net
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	497,665	206,476	197,582	28,532	19,354	949,609	(11,074)	938,535
– stage 1	478,422	177,410	147,940	5,612	—	809,384	(1,130)	808,254
– stage 2	19,243	29,066	49,642	22,920	—	120,871	(2,964)	117,907
– stage 3	—	—	—	—	19,273	19,273	(6,950)	12,323
– POCI	—	—	—	—	81	81	(30)	51
Loans and advances to banks at amortised cost	101,057	4,640	6,363	855	2	112,917	(15)	112,902
– stage 1	101,011	4,631	5,550	287	—	111,479	(10)	111,469
– stage 2	46	9	813	568	—	1,436	(3)	1,433
– stage 3	—	—	—	—	2	2	(2)	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	815,259	80,151	60,197	4,000	664	960,271	(422)	959,849
– stage 1	814,776	78,486	53,095	516	—	946,873	(109)	946,764
– stage 2	483	1,665	7,102	3,484	—	12,734	(132)	12,602
– stage 3	—	—	—	—	664	664	(181)	483
– POCI	—	—	—	—	—	—	—	—
Loans and other credit-related commitments	436,359	142,500	73,230	7,782	1,144	661,015	(367)	660,648
– stage 1	432,017	135,192	61,213	2,527	—	630,949	(153)	630,796
– stage 2	4,342	7,308	12,017	5,255	—	28,922	(128)	28,794
– stage 3	—	—	—	—	1,140	1,140	(86)	1,054
– POCI	—	—	—	—	4	4	—	4
Financial guarantees	7,700	4,146	4,080	699	384	17,009	(39)	16,970
– stage 1	7,497	3,943	3,204	102	—	14,746	(7)	14,739
– stage 2	203	203	876	597	—	1,879	(7)	1,872
– stage 3	—	—	—	—	384	384	(25)	359
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2023	1,858,040	437,913	341,452	41,868	21,548	2,700,821	(11,917)	2,688,904
Debt instruments at FVOCI[1]
– stage 1	288,909	12,037	7,579	—	—	308,525	(37)	308,488
– stage 2	50	—	318	805	—	1,173	(59)	1,114
– stage 3	—	—	—	—	5	5	(1)	4
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2023	288,959	12,037	7,897	805	5	309,703	(97)	309,606
1For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI will not reconcile to the balance sheet as it excludes fair value gains and losses.

Non-trading VaR, 99% 10 day
	Interest rate	Credit spread	Portfolio diversification[1]	Total
	$m	$m	$m	$m
Half-year to 30 Jun 2024	682.4	333.2	(224.1)	791.5
Average	740.5	337.2	(241.4)	836.3
Maximum	1,000.6	369.1		1,097.6
Minimum	474.2	324.3		572.2

Half-year to 30 Jun 2023	494.2	266.5	(210.8)	549.9
Average	426.2	218.2	(157.6)	486.8
Maximum	502.5	266.5		587.4
Minimum	344.0	174.5		401.5

Half year to 31 Dec 2023	549.6	356.7	(329.5)	576.7
Average	560.2	312.9	(244.5)	628.6
Maximum	638.6	368.0		709.4
Minimum	504.3	249.9		537.2
1When VaR is calculated at a portfolio level, natural offsets in risk can occur when compared with aggregating VaR at the asset class level. This difference is called portfolio diversification. The asset class VaR maxima and minima reported in the table occurred on different dates within the reporting period. For this reason, we do not report an implied portfolio diversification measure between the maximum (minimum) asset class VaR measures and the maximum (minimum) total VaR measures in this table.

Trading VaR, 99% 1 day
	Foreign exchange and commodity	Interest rate	Equity	Credit spread	Portfolio diversification[1]	Total
	$m	$m	$m	$m	$m	$m
Half-year to 30 Jun 2024	20.6	47.5	15.7	9.9	(41.1)	52.7
Average	15.4	57.1	14.0	10.2	(37.1)	59.7
Maximum	29.8	78.1	17.6	12.7		83.3
Minimum	6.9	42.0	12.7	6.6		45.7

Half-year to 30 Jun 2023	18.9	64.9	23.5	16.1	(55.6)	67.8
Average	16.7	51.9	17.5	11.1	(41.5)	55.7
Maximum	23.5	74.8	23.5	16.1		82.4
Minimum	10.6	33.9	14.9	7.7		42.2

Half-year to 31 Dec 2023	13.4	55.9	15.2	7.2	(38.9)	52.8
Average	15.6	55.9	20.4	12.1	(40.2)	63.8
Maximum	24.6	86.0	27.8	16.5		98.2
Minimum	9.3	25.5	13.4	6.6		34.4
1Asset class VaR reported in the table above is calculated by using a 500-day historical window. Total VaR, which is utilised for internal risk management and for regulatory capital, is the maximum of VaR calculated by using a 250-day historical window and VaR calculated by using a 500-day historical window. When VaR is calculated at a portfolio level, natural offsets in risk can occur when compared with aggregating VaR at the asset class level. This difference is called portfolio diversification. The asset class VaR maxima and minima reported in the table occurred on different dates within the reporting period. For this reason, we do not report an implied portfolio diversification measure between the maximum (minimum) asset class VaR measures and the maximum (minimum) total VaR measures in this table.

Balance sheet of insurance manufacturing subsidiaries by type of contract
	Life direct participating and investment DPF contracts	Life other[1]	Other contracts[2]	Shareholder assets and liabilities	Total
	$m	$m	$m	$m	$m
Financial assets	118,296	4,074	5,379	6,858	134,607
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	105,665	3,862	3,990	1,210	114,727
– derivatives	170	6	—	4	180
– financial investments – at amortised cost	571	67	1,093	4,106	5,837
– financial assets at fair value through other comprehensive income	8,000	—	6	632	8,638
– other financial assets	3,890	139	290	906	5,225
Insurance contract assets	13	111	—	—	124
Reinsurance contract assets	—	4,595	—	—	4,595
Other assets and investment properties[3]	2,680	277	249	1,855	5,061
Total assets at 30 Jun 2024	120,989	9,057	5,628	8,713	144,387
Liabilities under investment contracts designated at fair value	—	—	5,109	—	5,109
Insurance contract liabilities	120,558	4,129	—	—	124,687
Reinsurance contract liabilities	—	696	—	—	696
Deferred tax	—	12	—	1	13
Other liabilities	—	—	—	6,351	6,351
Total liabilities	120,558	4,837	5,109	6,352	136,856
Total equity	—	—	—	7,531	7,531
Total liabilities and equity at 30 Jun 2024	120,558	4,837	5,109	13,883	144,387

Financial assets	113,605	3,753	5,812	7,696	130,866
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	100,427	3,593	4,177	1,166	109,363
– derivatives	258	10	—	6	274
– financial investments – at amortised cost	1,351	67	1,157	4,772	7,347
– financial assets at fair value through other comprehensive income	8,859	—	5	693	9,557
– other financial assets	2,710	83	473	1,059	4,325
Insurance contract assets	13	213	—	—	226
Reinsurance contract assets	—	4,871	—	—	4,871
Other assets and investment properties	2,782	164	35	1,636	4,617
Total assets at 31 Dec 2023	116,400	9,001	5,847	9,332	140,580
Liabilities under investment contracts designated at fair value	—	—	5,103	—	5,103
Insurance contract liabilities	116,389	3,961	—	—	120,350
Reinsurance contract liabilities	—	819	—	—	819
Deferred tax	—	1	—	3	4
Other liabilities	—	—	—	6,573	6,573
Total liabilities	116,389	4,781	5,103	6,576	132,849
Total equity	—	—	—	7,731	7,731
Total liabilities and equity at 31 Dec 2023	116,389	4,781	5,103	14,307	140,580
1‘Life other’ mainly includes protection insurance contracts as well as reinsurance contracts. The reinsurance contracts primarily provide diversification benefits over the life participating and investment discretionary participation feature (‘DPF‘) contracts.
2‘Other contracts’ includes investment contracts for which HSBC does not bear significant insurance risk.
3 Following classification of HSBC’s operations in Argentina to assets held for sale, the assets of our Argentinian insurance manufacturing business of $450m are presented in ‘Other assets and investment properties’, and associated liabilities of $359m are presented in ‘Other liabilities’.